Segment Information	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Information
25.	SEGMENT INFORMATION

The Company operates in two business areas: Semiconductors and Subsystems.

In the Semiconductors business area, the Company designs, develops, manufactures and markets a broad range of products, including discrete and standard commodity components, application-specific integrated circuits (“ASICs”), full custom devices and semi-custom devices and application-specific standard products (“ASSPs”) for analog, digital, and mixed-signal applications. In addition, the Company further participates in the manufacturing value chain of Smartcard products, which includes the production and sale of both silicon chips and Smartcards.

In the Subsystems business area, the Company designs, develops, manufactures and markets subsystems and modules for the telecommunications, automotive and industrial markets including mobile phone accessories, battery chargers, ISDN power supplies and in-vehicle equipment for electronic toll payment. Based on its immateriality to its business as a whole, the Subsystems business area does not meet the requirements for a reportable segment as defined in the U.S. GAAP guidance. All the financial values related to Subsystems including net revenues and related costs, are reported in the segment “Others”.

Effective January 1, 2013, the segment reporting reflects the Company’s strategy announced on December 10, 2012. The strategy takes into account the evolution of the markets the Company is in and the environment seen in the years to come and is based on the Company’s leadership in two product segments, supported by a Sales & Marketing organization with a particular focus on the major accounts, as well as expanding the Company’s penetration of the mass market and focusing on five growth drivers: Automotive Products, Application Processors, including Digital Consumer Products, MEMS and Sensors, Microcontrollers and Smart Power.

The organization existing in 2013 was as follows:

•	Sense & Power and Automotive Products (SP&A), including:

•	Automotive (APG),

•	Industrial & Power Discrete (IPD),

•	Analog & MEMS (AMS), and

•	Other SP&A;

•	Embedded Processing Solutions (EPS), comprised of:

•	Digital Convergence Group (DCG),

•	Imaging, BI-CMOS ASIC and Silicon Photonics (IBP),

•	Microcontrollers, Memory & Security (MMS),

•	Wireless (WPS), and

•	Other EPS.

In 2013, the Company revised its results from prior periods in accordance with the new segment structure. The preparation of segment information based on the current segment structure requires management to make estimates and assumptions in determining the operating income (loss) of the segments for the prior reporting periods. The Company believes that the revised 2012 and 2011 presentation is consistent with that of 2013 and is using these comparatives when managing its segments.

The following tables present the Company’s consolidated net revenues and consolidated operating income (loss) by product segment. For the computation of the segments’ internal financial measurements, the Company uses certain internal rules of allocation for the costs not directly chargeable to the segments, including cost of sales, selling, general and administrative expenses and a significant part of research and development expenses. In compliance with the Company’s internal policies, certain cost items are not charged to the segments, including impairment, restructuring charges and other related closure costs, including ST-Ericsson plans, unused capacity charges, phase-out and start-up costs of certain manufacturing facilities, certain one-time corporate items such as the 2012 NXP arbitration award charge, strategic and special research and development programs or other corporate-sponsored initiatives, including certain corporate-level operating expenses and certain other miscellaneous charges. In addition, depreciation and amortization expense is part of the manufacturing costs allocated to the product segments and is neither identified as part of the inventory variation nor as part of the unused capacity charges; therefore, it cannot be isolated in the costs of goods sold.

Net revenues by product segment:

In millions of U.S. dollars	December 31, 2013	December 31, 2012	December 31, 2011
Sense & Power and Automotive Products (SP&A)	4,775	4,622	5,120
Embedded Processing Solutions (EPS)	3,269	3,826	4,566
Others(1)	38	45	49
Total consolidated net revenues	8,082	8,493	9,735

(1)	Includes revenues from sales of Subsystems, sales of materials and other products not allocated to product segments.

Net revenues by product segment and by product line :

	December 31, 2013	December 31, 2012	December 31, 2011
In millions of U.S. dollars
Automotive (APG)	1,668	1,554	1,678
Industrial & Power Discrete (IPD)	1,801	1,747	2,104
Analog & MEMS (AMS)	1,306	1,320	1,335
Other SP&A	—	1	3
Sense & Power and Automotive Products (SP&A)	4,775	4,622	5,120
Digital Convergence Group (DCG)	735	888	1,084
Imaging, Bi-CMOS ASIC and Silicon Photonics (IBP)	462	437	722
Microcontrollers, Memory & Security (MMS)	1,367	1,147	1,175
Wireless (WPS)	704	1,345	1,552
Other EPS	1	9	33
Embedded Processing Solutions (EPS)	3,269	3,826	4,566
Others	38	45	49
Total consolidated net revenues	8,082	8,493	9,735

Operating income (loss) by product segment:

In millions of U.S. dollars	December 31, 2013	December 31, 2012	December 31, 2011
Sense & Power and Automotive Products (SP&A)	270	409	757
Embedded Processing Solutions (EPS)	(399)	(883)	(489)
Total operating income (loss) of product segments	(129)	(474)	268
Others (1)	(336)	(1,607)	(222)
Total consolidated operating income (loss)	(465)	(2,081)	46

(1)	Operating loss of “Others” includes items such as impairment, restructuring charges and other related closure costs including ST-Ericsson plans, unused capacity charges, phase-out and start-up costs of certain manufacturing facilities, certain one-time corporate items such as the 2012 NXP arbitration award charge and other unallocated expenses such as: strategic or special research and development programs, certain corporate-level operating expenses and other costs that are not allocated to the product segments, as well as operating earnings of the Subsystems and Other Products Group.

Reconciliation of operating income (loss) of segments to the total operating income (loss):

In millions of U.S. dollars	December 31, 2013	December 31, 2012	December 31, 2011
Total operating income (loss) of product segments	(129)	(474)	268
Strategic and other research and development programs	(15)	(12)	(13)
Phase-out and start-up costs	(5)	—	(8)
Impairment, restructuring charges and other related closure costs	(292)	(1,376)	(75)
Unused capacity charges	(32)	(172)	(149)
NXP arbitration award	—	(54)	—
Other non-allocated provisions(1)	8	7	23
Total operating loss Others	(336)	(1,607)	(222)
Total consolidated operating income (loss)	(465)	(2,081)	46

(1)	Includes unallocated income and expenses such as certain corporate-level operating expenses and other costs/income that are not allocated to the product segments.

The following is a summary of operations by entities located within the indicated geographic areas for 2013, 2012 and 2011. Net revenues represent sales to third parties from the country in which each entity is located. Long-lived assets consist of property, plant and equipment, net (PP&E, net). A significant portion of property, plant and equipment expenditures is attributable to front-end and back-end facilities, located in the different countries in which the Company operates. As such, the Company mainly allocates capital spending resources according to geographic areas rather than along product segment areas.

Net revenues

In millions of U.S. dollars	December 31, 2013	December 31, 2012	December 31, 2011
The Netherlands	1,860	1,524	1,928
France	289	189	172
Italy	78	131	157
USA	1,041	1,014	1,120
Singapore	3,860	3,784	4,945
Japan	420	418	497
Other countries	534	1,433	916

Total	8,082	8,493	9,735

Property, plant and equipment

In millions of U.S. dollars	December 31, 2013	December 31, 2012
The Netherlands	333	241
France	1,063	1,222
Italy	690	716
Other European countries	131	169
USA	17	18
Singapore	341	441
Malaysia	195	238
Other countries	386	436

Total	3,156	3,481